Subsequent Events (Details) - USD ($)																3 Months Ended					9 Months Ended		11 Months Ended
	Nov. 19, 2025	Oct. 16, 2025	Oct. 15, 2025	Oct. 14, 2025	Jul. 18, 2025	Jun. 25, 2025	Jun. 05, 2025	Apr. 22, 2025	Mar. 10, 2025	Mar. 04, 2025	Feb. 28, 2025	Feb. 05, 2025	Jan. 06, 2025	Feb. 29, 2024	Feb. 14, 2024	Sep. 30, 2025	Jun. 30, 2025	Apr. 11, 2025	Apr. 10, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Apr. 21, 2025	Mar. 31, 2025
Subsequent Events [Line Items]
Aggregate amount (in Dollars)															$ 20,600,000
Floor price (in Dollars per share)																					$ 1
Trading days																					5 days
Redemption premium percentage																					25.00%
Aggregate owed shares of common stock																							692.00%
Gross proceeds (in Dollars)																							$ 500,000
Warrants exercise																	10,550
Warrants to purchase of common stock																159,724					159,724
Warrant exercise price (in Dollars per share)																$ 707.39					$ 707.39
Warrants exercisable term											5 years
Percentage of gross proceeds in offering												3.00%
Pocket expenses (in Dollars)												$ 85,000
Non-accountable expenses (in Dollars)												25,000
Reimburse expenses not exceed pocket expenses limit (in Dollars)												$ 15,000
Common stock price per share (in Dollars per share)																				$ 9,340,120		$ 9,340,120
Forecast [Member]
Subsequent Events [Line Items]
Common shares sold																			14,531
Net proceeds (in Dollars)																			$ 1,227,242
Warrants [Member]
Subsequent Events [Line Items]
Proceeds from issuance of warrants (in Dollars)																							$ 800
Warrants to purchase of common stock												127,551
Warrant exercise price (in Dollars per share)																1,000					1,000		$ 1,000
Common stock price per share (in Dollars per share)												$ 39.2
Series E Conversion Price [Member]
Subsequent Events [Line Items]
Conversion price per share (in Dollars per share)																$ 4.1625					4.1625
Floor price (in Dollars per share)																					$ 1
Lowest volume weighted average price																90.00%					90.00%
Trading days																					5 days
Series E Conversion Price [Member]
Subsequent Events [Line Items]
Lowest volume weighted average price																95.00%					95.00%
Board of Directors [Member]
Subsequent Events [Line Items]
Common shares sold												112,500
Common Stock [Member]
Subsequent Events [Line Items]
Common shares sold												15,000
Conversion price (in Dollars per share)																$ 20,000					$ 20,000
Converted shares																					292
Warrants to purchase of common stock																									15,000
Par value per share (in Dollars per share)																0.0001					$ 0.0001
Net proceeds (in Dollars)												$ 4,200,000
Aggregate number of shares												127,551
Common stock price per share (in Dollars per share)																19.18					19.18
Common Stock [Member] | Forecast [Member]
Subsequent Events [Line Items]
Common shares sold																		116,764
Aggregate number of shares																		127,551
Common shares are issuable																		10,787
Common Stock [Member] | Warrants [Member]
Subsequent Events [Line Items]
Warrant exercise price (in Dollars per share)																39.2					39.2
Subsequent Event [Member]
Subsequent Events [Line Items]
Purchase agreement amount (in Dollars)			$ 500,000
Net proceeds (in Dollars)			2,250,000
Warrants to purchase of common stock													8,193
Warrant exercise price (in Dollars per share)												$ 39.2	$ 116.4
Par value per share (in Dollars per share)												0.0001
Public offering price (in Dollars per share)												$ 39.2
Net proceeds (in Dollars)												$ 4,500,000
Warrants exercisable term												5 years
Percentage of gross proceeds in offering												3.00%
Pocket expenses (in Dollars)												$ 85,000
Non-accountable expenses (in Dollars)												25,000
Reimburse expenses not exceed pocket expenses limit (in Dollars)												$ 15,000
Redeemed shares									316
Payment to investors (in Dollars)									$ 1,250
Subsequent Event [Member] | Series A Preferred Warrants [Member]
Subsequent Events [Line Items]
Warrants exercise													625
Proceeds from issuance of warrants (in Dollars)													$ 500,000
Subsequent Event [Member] | Warrants [Member]
Subsequent Events [Line Items]
Warrants to purchase of common stock												127,551
Subsequent Event [Member] | Board of Directors [Member]
Subsequent Events [Line Items]
Options to purchase of common stock shares										20,313
Common stock price per share (in Dollars per share)										$ 28.6
Subsequent Event [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Common shares sold												127,551
Aggregate number of shares												127,551
Subsequent Event [Member] | Fifth Securities Purchase Agreement [Member]
Subsequent Events [Line Items]
Aggregate amount (in Dollars)			$ 7,000,000
Subsequent Event [Member] | New Keystone Purchase Agreement [Member]
Subsequent Events [Line Items]
Common shares sold	12,246,318
Gross proceeds (in Dollars)	$ 1,540,290
Subsequent Event [Member] | Investor [Member]
Subsequent Events [Line Items]
Payment to investors (in Dollars)									395,000
Series E Preferred Stock [Member]
Subsequent Events [Line Items]
Preferred stock stated value per share (in Dollars per share)																$ 1,000					$ 1,000
Redemption premium percentage																					25.00%
Aggregate owed shares of common stock																250.00%					250.00%
Series E Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Common shares sold				9,750
Preferred stock, value (in Dollars)				$ 7,000,000
Preferred stock, shares issued		3,816
Aggregate proceeds (in Dollars)		$ 2,250,000
Establishing and designating shares				10,000
Series C and Series D Convertible Preferred Stock [Member]
Subsequent Events [Line Items]
Conversion price (in Dollars per share)																$ 1.76					$ 1.76
Series D Preferred Stock [Member]
Subsequent Events [Line Items]
Common shares sold					497	2,315	938	1,000,279													1,000,279
Preferred stock, value (in Dollars)								$ 5,000,000
Net proceeds (in Dollars)					$ 320,801
Aggregate amount (in Dollars)								$ 500,000													$ 500,000
Preferred stock, shares issued																								10,000
Conversion price (in Dollars per share)																15.6					$ 15.6
Preferred stock stated value per share (in Dollars per share)																$ 1,000					$ 1,000
Redemption premium percentage																					25.00%
Aggregate owed shares of common stock																250.00%					250.00%
Converted shares																37,314					1,828,358
Series D Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Converted shares	4,448
Conversion share price (in Dollars per share)	$ 5.36
Conversion share price ranging (in Dollars per share)	$ 0.05
Series D Preferred Stock [Member] | Subsequent Event [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Converted shares	7,359,955
Series A Preferred Stock [Member]
Subsequent Events [Line Items]
Common shares sold														10,089
Preferred stock, value (in Dollars)																							$ 1,000
Conversion price (in Dollars per share)																$ 2,000					$ 2,000		$ 2,000
Preferred stock stated value per share (in Dollars per share)																1,000					1,000
Floor price (in Dollars per share)																					$ 3.12
Redemption premium percentage																					20.00%		20.00%
Gross proceeds (in Dollars)																					$ 500,000
Warrants to purchase of common stock														2,500									625
Common stock price per share (in Dollars per share)																95					$ 95
Series A Preferred Stock [Member] | Forecast [Member]
Subsequent Events [Line Items]
Shares converted																			1,098
Series A Preferred Stock [Member] | Series A Preferred Warrants [Member]
Subsequent Events [Line Items]
Gross proceeds (in Dollars)																				$ 38,000		$ 38,000
Series A Preferred Stock [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Common stock price per share (in Dollars per share)																$ 19.18					$ 19.18
Series A Preferred Stock [Member] | Common Stock [Member] | Forecast [Member]
Subsequent Events [Line Items]
Shares converted																			14,442
Series A Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Warrants exercise													625
Series B Preferred Stock [Member]
Subsequent Events [Line Items]
Preferred stock, shares issued
Conversion price (in Dollars per share)																$ 1.76					$ 1.76
Redemption premium percentage																							25.00%
Shares converted																	808,444
Common stock price per share (in Dollars per share)																	$ 7.5
Series B Preferred Stock [Member] | Forecast [Member]
Subsequent Events [Line Items]
Shares converted																			75
Series B Preferred Stock [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Shares converted																	2,477
Series B Preferred Stock [Member] | Common Stock [Member] | Forecast [Member]
Subsequent Events [Line Items]
Shares converted																			2,500
Series C Preferred Stock [Member]
Subsequent Events [Line Items]
Preferred stock, value (in Dollars)									$ 267,856
Conversion price (in Dollars per share)																39.2					39.2		$ 39.2
Preferred stock stated value per share (in Dollars per share)																1,000					$ 1,000		$ 1,000
Redemption premium percentage																					125.00%		125.00%
Converted shares																							2,853
Par value per share (in Dollars per share)																							$ 39.6
Common stock price per share (in Dollars per share)																39.2					$ 39.2
Series C Preferred Stock [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Conversion price (in Dollars per share)																$ 448					$ 448
Placement Agent [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Percentage of gross proceeds in offering												6.00%